Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

Movements of loss allowance for trade notes and accounts receivable were as follows:

	Year Ended December 31
	2021	2022
	NT$	NT$
	(In Millions)
Beginning balance	$2,154	$1,605
Add: Provision for credit loss	123	109
Less: Amounts written off	(672)	(349)
Ending balance	$1,605	$1,365

Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$25,552	$26,037
Less: Loss allowance	(1,605)	(1,365)
	$23,947	$24,672

Provision Matrix Arising from Telecommunications and Project Business

December 31, 2021

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-22%	3%-62%	11%-80%	25%-90%	49%-97%	100%
Gross carrying amount	$16,411	$282	$82	$45	$31	$31	$603	$17,485
Loss allowance (Lifetime ECL)	(51)	(23)	(29)	(30)	(25)	(28)	(603)	(789)
Amortized cost	$16,360	$259	$53	$15	$6	$3	$—	$16,696

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,988	$—	$7	$14	$—	$2	$770	$4,781
Loss allowance (Lifetime ECL)	(8)	—	(1)	(4)	—	(1)	(770)	(784)
Amortized cost	$3,980	$—	$6	$10	$—	$1	$—	$3,997

December 31, 2022

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-20%	3%-64%	11%-80%	25%-90%	45%-96%	100%
Gross carrying amount	$17,163	$310	$87	$33	$28	$34	$599	$18,254
Loss allowance (Lifetime ECL)	(50)	(22)	(20)	(21)	(20)	(29)	(599)	(761)
Amortized cost	$17,113	$288	$67	$12	$8	$5	$—	$17,493

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,798	$119	$11	$53	$1	$2	$547	$4,531
Loss allowance (Lifetime ECL)	(3)	(6)	(1)	(16)	(1)	(1)	(547)	(575)
Amortized cost	$3,795	$113	$10	$37	$—	$1	$—	$3,956

Note a: Please refer to Notes 43 for the information of disaggregation of telecommunications service revenue. The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b: The project business has different loss types according to the customer types. The expected credit loss rate listed above is for general customers. When the customer is a government-affiliated entity, it is anticipated that there will not be an instance of credit loss. Customers with past history of bounced checks or accounts receivable exceeding six months overdue are classified as high-risk customers, with an expected credit loss rate of 50%, increasing by period as the days overdue increase.